Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Transactions related to treasury shares	When treasury shares are delivered by the company upon exercise of options, the difference between the cost and the cash received is recorded in retained earnings. When treasury shares are delivered by the company upon vesting of restricted shares or performance shares (granted under the company’s share-based compensation plans), the difference between the market price of the shares and the cost is recorded in retained earnings, and the market price is recorded in the share-based compensation reserve.
Philips Group
Treasury share transactions and share-based compensation in millions of EUR

	2025	2024	2023
Treasury shares	113	54	54

Re-issuance of treasury shares	(60)	(36)	(29)
Share-based compensation cost	141	96	88
Income tax	4	5	2
Share-based compensation reserve	85	65	61

Retained earnings	(39)	(18)	(24)

Total shareholders' equity	159	101	91

Outstanding number of shares	The accompanying table shows the movements in the outstanding number of shares over the last three years.
Philips Group
Outstanding number of shares

	2025	2024	2023
Balance as of January 1	925,009,074	906,403,156	881,480,527
Dividend distributed	22,980,748	30,860,582	39,334,938
Purchase of treasury shares	-	(13,718,391)	(15,964,445)
Delivery of treasury shares	3,299,111	1,463,727	1,552,136
Balance as of December 31	951,288,934	925,009,074	906,403,156

Transactions related to share-based compensation plans	The accompanying table reflects transactions that took place in relation to former and current share-based compensation plans:
Philips Group
Transactions related to share-based compensation plans

	2025	2024	2023
Shares acquired	-	9,281,227	3,000,000
Average market price	N/A	EUR 21.88	EUR 41.59
Amount paid	N/A	EUR 203 million	EUR 125 million
Shares delivered	3,299,111	1,463,727	1,552,136
Average price (FIFO)	EUR 34.31	EUR 37.14	EUR 34.59
Cost of delivered shares	EUR 113 million	EUR 54 million	EUR 54 million
Total shares in treasury at year-end	11,631,198	14,930,310	7,112,810
Total cost	EUR 298 million	EUR 411 million	EUR 262 million

Transactions related to capital reduction	Transactions that took place for capital reduction purposes:
Philips Group
Transactions related to capital reduction

	2025	2024	2023
Shares acquired	-	4,437,164	12,964,445
Average market price	N/A	EUR 37.56	EUR 37.25
Amount paid	N/A	EUR 167 million	EUR 483 million
Cancellation of treasury shares (shares)	-	4,437,164	15,134,054
Cancellation of treasury shares (EUR)	N/A	EUR 167 million	EUR 566 million
Total shares in treasury at year-end	-	-	-
Total cost	-	-	-

Composition of net debt and group equity	Philips Group
Composition of net debt and group equity in millions of EUR unless otherwise stated

	2025	2024	2023
Long-term debt	6,934	7,113	7,035
Short-term debt	1,151	526	654
Total debt	8,084	7,639	7,689
Cash and cash equivalents	2,794	2,401	1,869
Net debt	5,290	5,238	5,820
Shareholders’ equity	10,957	12,006	12,028
Non-controlling interests	32	37	33
Group equity	10,990	12,043	12,061
Net debt : group equity ratio	32:68	30:70	33:67

Adjusted income from continuing operations attributable to shareholders	The reconciliation of Adjusted income from continuing operations attributable to shareholders to the most directly comparable IFRS measure, Net income, is included in the accompanying table.
Philips Group
Adjusted income from continuing operations attributable to shareholders [1] in millions of EUR

	2025	2024	2023
Net income	897	(698)	(463)
Discontinued operations, net of income taxes	4	(142)	10
Income from continuing operations	901	(840)	(454)
Income from continuing operations attributable to non- controlling interests	(1)	(3)	(2)
Income from continuing operations attributable to shareholders ¹	899	(843)	(456)
Adjustments for:
Amortization and impairment of acquired intangible assets	240	392	290
Impairment of goodwill	-	-	8
Restructuring costs and acquisition-related charges	260	326	381
Other items:	270	830	1,358
Respironics litigation provision	-	984	575
Respironics insurance income	-	(538)	-
Respironics consent decree charges	97	113	363
Respironics field-action running costs	112	133	224
Contract settlement gain	(27)	-	-
Quality actions	89	123	175
Provision for a legal matter	-	-	31
Investment re-measurement loss	-	-	23
Loss (gain) on divestment of business	-	-	(35)
Remaining items	(1)	16	2
Net finance income/expenses	28	23	18
Tax impact on adjusting items ²	(192)	(370)	(450)
Tax effect of derecognition of US deferred tax asset	-	941	-
Adjusted Income from continuing operations attributable to shareholders [1]	1,506	1,300	1,148
[1]Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[2]Includes deferred tax assets derecognized in the line below